Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 16,492,745	$ 1,197,672
Short-term investments	933	933
Miscellaneous receivables	690,248	151,772
Prepaid expenses and other current assets	1,698,353	439,496
Total current assets	18,882,279	1,789,873
Property and equipment, net	3,145,378	3,038,959
Operating lease right-of-use assets	858,600	958,724
Total assets	22,886,257	5,787,556
Current liabilities:
Accounts payable	264,687	975,114
Accrued expenses	601,300	1,215,559
Current installments of obligations under finance leases	15,096	436,259
Other current liabilities	295,595	234,168
Notes payable		500,335
Total current liabilities	1,176,678	3,361,435
Long-term liabilities:
Obligations under finance leases	37,534	52,630
Operating lease liabilities	828,503	1,057,441
Other liabilities		23,615
Total liabilities	2,042,715	4,495,121
Stockholders’ Equity
Members’ Capital		32,314,543
Common Stock, $0.0001 par value; 240,000,000 shares authorized and 11,309,412 shares issued and outstanding as of December 31, 2021	1,131
Preferred Stock, $0.0001 par value; 10,000,000 shares authorized and 0 shares issued and outstanding as of December 31, 2021
Additional Paid-in-Capital	72,574,510
Accumulated other comprehensive income	165	165
Accumulated deficit	(51,732,264)	(31,022,273)
Total stockholders’ equity	20,843,542	1,292,435
Total liabilities and stockholders’ equity	$ 22,886,257	$ 5,787,556